File No. 333-31644


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


      The First Trust Special Situations Trust, Series 383
              E-INFRASTRUCTURE FLEXPORTFOLIO SERIES
                FIBER OPTICS FLEXPORTFOLIO SERIES
           GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES
             GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES
         SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES
            WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES
                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.    CHAPMAN AND CUTLER
          Attn:  James A. Bowen           Attn:  Eric F. Fess
          1001 Warrenville Road           111 West Monroe Street
          Lisle, Illinois  60532          Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    June 30, 2003
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                  THE PURPOSE OF THE AMENDMENT

     The   purpose   of  this  amendment  is  to  terminate   the
declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 383 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.



                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 383 E-INFRASTRUCTURE FLEXPORTFOLIO SERIES, FIBER OPTICS FLEXPORTFOLIO SERIES, GENOMICS & PROTEOMICS FLEXPORTFOLIO SERIES, GLOBAL TECHNOLOGY FLEXPORTFOLIO SERIES, SOFTWARE INNOVATIONS 2000 FLEXPORTFOLIO SERIES AND WORLD WIDE WIRELESS FLEXPORTFOLIO SERIES certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on June 30, 2003.

                         The First Trust Special Situations
                           Trust, Series 383
                         E-INFRASTRUCTURE FLEXPORTFOLIO SERIES
                           FIBER OPTICS FLEXPORTFOLIO SERIES
                           GENOMICS & PROTEOMICS FLEXPORTFOLIO
                           SERIES
                           GLOBAL TECHNOLOGY FLEXPORTFOLIO
                           SERIES
                           SOFTWARE INNOVATIONS 2000
                           FLEXPORTFOLIO SERIES
                           WORLD WIDE WIRELESS FLEXPORTFOLIO
                           SERIES
                                    (Registrant)
                         By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                         By  Robert M. Porcellino
                             Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) June 30, 2003
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Robert M. Porcellino
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )



       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3


                       CHAPMAN AND CUTLER
                     111 WEST MONROE STREET
                    CHICAGO, ILLINOIS  60603



                          June 30, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004


     Re:     The First Trust Special Situations Trust, Series 383

Ladies/Gentlemen:

     On  behalf of First Trust Portfolios L.P., enclosed is Post-
Effective Amendment No. 3 of the subject Registration Statement on Form S-6.

     The enclosed Amendment is being filed to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Substantially concurrently with this filing is a final Rule 24f-2 Notice with respect to the series.

     Should there be any questions, please do not hesitate to contact the undersigned at 312/845-3781.

                                    Very truly yours,

                                    CHAPMAN AND CUTLER



                                    By



                                    Eric F. Fess

EFF/arr
Enclosures